Investment Portfolio - July 31, 2020

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 99.1%

Communication Services - 1.9%
Media - 1.9%
Comcast Corp. - Class A	147,986	$6,333,801
Consumer Discretionary - 5.6%
Distributors - 0.4%
Genuine Parts Co.	14,184	1,278,688
Household Durables - 0.4%
Garmin Ltd.	13,705	1,351,176
Specialty Retail - 4.3%
Best Buy Co., Inc.	21,241	2,115,391
The Home Depot, Inc.	45,104	11,974,661
		14,090,052
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.	31,470	1,899,529
Total Consumer Discretionary		18,619,445
Consumer Staples - 13.9%
Beverages - 0.6%
Constellation Brands, Inc. - Class A	10,805	1,925,451
Food & Staples Retailing - 5.0%
The Kroger Co.	66,280	2,305,881
Sysco Corp.	31,650	1,672,703
Walmart, Inc.	95,586	12,368,828
		16,347,412
Food Products - 5.8%
Archer-Daniels-Midland Co.	48,496	2,077,084
Conagra Brands, Inc.	50,524	1,892,124
General Mills, Inc.	49,653	3,141,545
The Hershey Co.	17,036	2,477,205
Hormel Foods Corp.	33,282	1,692,722
The J.M. Smucker Co.	13,462	1,472,070
Mondelez International, Inc. - Class A	85,000	4,716,650
Tyson Foods, Inc. - Class A	28,060	1,724,287
		19,193,687
Household Products - 2.5%
Colgate-Palmolive Co.	57,823	4,463,936
Kimberly-Clark Corp.	24,514	3,727,108
		8,191,044
Total Consumer Staples		45,657,594
Energy - 2.5%
Energy Equipment & Services - 0.4%
Baker Hughes Co.	80,732	1,250,539
Oil, Gas & Consumable Fuels - 2.1%
ConocoPhillips	51,857	1,938,933
EOG Resources, Inc.	32,991	1,545,628
Marathon Petroleum Corp.	51,162	1,954,389

	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	29,751	$1,672,899
		7,111,849
Total Energy		8,362,388
Financials - 15.3%
Banks - 12.3%
Bank of America Corp.	344,754	8,577,480
Citigroup, Inc.	97,639	4,882,926
Fifth Third Bancorp	57,770	1,147,312
JPMorgan Chase & Co.	107,369	10,376,140
The PNC Financial Services Group, Inc.	20,928	2,232,390
Regions Financial Corp.	92,505	1,004,604
Truist Financial Corp.	85,086	3,187,322
U.S. Bancorp	100,752	3,711,704
Wells Fargo & Co.	224,209	5,439,310
		40,559,188
Insurance - 3.0%
The Allstate Corp.	21,816	2,059,212
Chubb Ltd.	26,220	3,336,233
Cincinnati Financial Corp.	12,141	946,148
The Hartford Financial Services Group, Inc.	31,829	1,347,003
The Travelers Companies, Inc.	19,254	2,203,043
		9,891,639
Total Financials		50,450,827
Health Care - 18.4%
Biotechnology - 3.7%
AbbVie, Inc.	77,631	7,367,958
Gilead Sciences, Inc.	67,333	4,681,664
		12,049,622
Health Care Equipment & Supplies - 1.7%
Medtronic plc	58,172	5,612,434
Health Care Providers & Services - 0.4%
Quest Diagnostics, Inc.	11,464	1,456,730
Pharmaceuticals - 12.6%
Bristol-Myers Squibb Co.	107,249	6,291,226
Eli Lilly & Co.	32,733	4,919,443
Johnson & Johnson	79,378	11,570,137
Merck & Co., Inc.	115,203	9,243,889
Pfizer, Inc.	242,491	9,331,054
		41,355,749
Total Health Care		60,474,535
Industrials - 21.1%
Aerospace & Defense - 4.0%
General Dynamics Corp.	19,478	2,858,202
Lockheed Martin Corp.	15,567	5,899,426

Investment Portfolio - July 31, 2020

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
Raytheon Technologies Corp.	77,761	$4,407,493
		13,165,121
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	15,244	1,428,668
Building Products - 1.4%
Johnson Controls International plc	70,033	2,694,870
Trane Technologies plc	17,117	1,914,879
		4,609,749
Commercial Services & Supplies - 1.0%
Waste Management, Inc.	29,926	3,279,890
Electrical Equipment - 2.5%
Eaton Corp. plc	31,890	2,969,916
Emerson Electric Co.	49,669	3,079,974
Rockwell Automation, Inc.	9,606	2,095,453
		8,145,343
Industrial Conglomerates - 3.2%
3M Co.	32,739	4,926,237
Honeywell International, Inc.	38,131	5,695,628
		10,621,865
Machinery - 4.7%
Caterpillar, Inc.	33,153	4,405,371
Cummins, Inc.	13,379	2,585,626
Dover Corp.	10,915	1,123,481
Illinois Tool Works, Inc.	21,848	4,041,661
Parker-Hannifin Corp.	8,556	1,530,839
Stanley Black & Decker, Inc.	10,285	1,576,896
		15,263,874
Road & Rail - 2.7%
Norfolk Southern Corp.	13,462	2,587,531
Union Pacific Corp.	36,196	6,274,577
		8,862,108
Trading Companies & Distributors - 1.2%
Fastenal Co.	54,079	2,543,876
W. W. Grainger, Inc.	4,097	1,399,248
		3,943,124
Total Industrials		69,319,742
Information Technology - 17.1%
Communications Equipment - 2.7%
Cisco Systems, Inc.	187,969	8,853,340
IT Services - 4.0%
Accenture plc - Class A	21,128	4,749,152
Automatic Data Processing, Inc.	19,585	2,603,042
International Business Machines Corp.	47,356	5,821,947
		13,174,141

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 8.3%
Analog Devices, Inc.	20,488	$2,353,047
Intel Corp.	157,438	7,514,516
KLA Corp.	11,804	2,358,793
QUALCOMM, Inc.	47,431	5,009,188
Skyworks Solutions, Inc.	11,282	1,642,434
Texas Instruments, Inc.	50,630	6,457,856
Xilinx, Inc.	16,737	1,796,717
		27,132,551
Software - 1.8%
Oracle Corp.	109,427	6,067,727
Technology Hardware, Storage & Peripherals - 0.3%
NetApp, Inc.	22,921	1,015,400
Total Information Technology		56,243,159
Materials - 3.3%
Chemicals - 2.9%
International Flavors & Fragrances, Inc.	7,353	926,110
Linde plc (United Kingdom)	21,052	5,160,056
LyondellBasell Industries N.V. - Class A	27,410	1,713,673
PPG Industries, Inc.	15,461	1,664,377
		9,464,216
Metals & Mining - 0.4%
Nucor Corp.	32,512	1,363,878
Total Materials		10,828,094
TOTAL COMMON STOCKS
(Identified Cost $317,681,547)		326,289,585

SHORT-TERM INVESTMENT - 0.7%

Dreyfus Government Cash Management, Institutional Shares, 0.71%[1]
(Identified Cost $2,263,852)	2,263,852	2,263,852

TOTAL INVESTMENTS - 99.8%
(Identified Cost $319,945,399)		328,553,437
OTHER ASSETS, LESS LIABILITIES - 0.2%		515,709
NET ASSETS - 100%		$329,069,146

Investment Portfolio - July 31, 2020

(unaudited)

1Rate shown is the current yield as of July 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$6,333,801	$6,333,801	$—	$—
Consumer Discretionary	18,619,445	18,619,445	—	—
Consumer Staples	45,657,594	45,657,594	—	—
Energy	8,362,388	8,362,388	—	—
Financials	50,450,827	50,450,827	—	—
Health Care	60,474,535	60,474,535	—	—
Industrials	69,319,742	69,319,742	—	—
Information Technology	56,243,159	56,243,159	—	—
Materials	10,828,094	10,828,094	—	—
Short-Term Investment	2,263,852	2,263,852	—	—
Total assets	$328,553,437	$328,553,437	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2019 or July 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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